INCOME TAXES Schedule of income tax expense (recovery) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Canadian:
Current	$ (1,165)	$ 64	$ (106)
Deferred	(2,510)	10,614	(14,268)
Total	(3,675)	10,678	(14,374)
Foreign:
Current	2,630	9,646	219
Deferred	(232)	5,582	925
Total	2,398	15,228	1,144
Total:
Current	1,465	9,710	113
Deferred	(2,742)	16,196	(13,343)
Total	$ (1,277)	$ 25,906	$ (13,230)